Long Term Debt (Tables)	3 Months Ended
Mar. 31, 2017
Debt Disclosure
Future principal payments	Future principal payments due under the Loan Agreement are as follows (in thousands):

Principal
Payments

2017	$—
2018	4,000
2019	8,000
2020	8,000
Total future payments	$20,000